First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 98.0%
166,383	Bank of America Corp.	$5,860,009
80,207	Bank OZK	2,446,715
147,600	Citigroup, Inc.	11,791,764
144,146	Citizens Financial Group, Inc.	5,853,769
33,810	Comerica, Inc.	2,425,868
25,444	Cullen/Frost Bankers, Inc.	2,487,914
51,954	East West Bancorp, Inc.	2,530,160
183,633	Fifth Third Bancorp	5,644,878
340,534	First Horizon National Corp.	5,639,243
21,661	First Republic Bank	2,544,085
372,322	Huntington Bancshares, Inc.	5,614,616
84,151	JPMorgan Chase & Co.	11,730,649
231,357	KeyCorp	4,682,666
14,450	M&T Bank Corp.	2,452,888
63,925	PacWest Bancorp	2,446,410
144,276	People’s United Financial, Inc.	2,438,264
72,370	PNC Financial Services Group (The), Inc.	11,552,423
300,934	Regions Financial Corp.	5,164,027
19,298	Signature Bank	2,636,300
116,579	Sterling Bancorp	2,457,485
10,273	SVB Financial Group (a)	2,578,934
62,498	Synovus Financial Corp.	2,449,922
41,186	Texas Capital Bancshares, Inc. (a)	2,338,129
43,504	Truist Financial Corp.	2,450,145
145,422	Umpqua Holdings Corp.	2,573,969
184,703	US Bancorp	10,951,041
203,594	Wells Fargo & Co.	10,953,357
45,639	Western Alliance Bancorp	2,601,423
111,367	Zions Bancorp N.A.	5,782,175
		141,079,228
	Thrifts & Mortgage Finance – 1.7%
199,711	New York Community Bancorp, Inc.	2,400,526
	Total Investments – 99.7%	143,479,754
	(Cost $136,190,036) (b)
	Net Other Assets and Liabilities – 0.3%	385,462
	Net Assets – 100.0%	$143,865,216

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,064,555 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,774,837. The net unrealized appreciation was $7,289,718.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 143,479,754	$ 143,479,754	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 19.6%
2,498	Brown-Forman Corp., Class B	$168,865
1,944	Coca-Cola (The) Co.	107,600
426	Constellation Brands, Inc., Class A	80,833
1,574	Molson Coors Brewing Co., Class B	84,839
1,327	Monster Beverage Corp. (a)	84,331
2,495	PepsiCo, Inc.	340,992
		867,460
	Food & Staples Retailing – 8.1%
8,523	US Foods Holding Corp. (a)	357,028
	Food Products – 68.1%
7,894	Archer-Daniels-Midland Co.	365,887
3,174	Bunge Ltd.	182,664
1,706	Campbell Soup Co.	84,311
2,750	Conagra Brands, Inc.	94,160
3,179	General Mills, Inc.	170,267
3,212	Hain Celestial Group (The), Inc. (a)	83,367
2,287	Hershey (The) Co.	336,143
1,783	Hormel Foods Corp.	80,431
2,038	Ingredion, Inc.	189,432
783	JM Smucker (The) Co.	81,534
2,603	Kellogg Co.	180,024
2,603	Kraft Heinz (The) Co.	83,634
2,019	Lamb Weston Holdings, Inc.	173,695
470	McCormick & Co., Inc.	79,773
3,226	Mondelez International, Inc., Class A	177,688
1,301	Post Holdings, Inc. (a)	141,939
479	Sanderson Farms, Inc.	84,409
1,624	TreeHouse Foods, Inc. (a)	78,764
3,770	Tyson Foods, Inc., Class A	343,221
		3,011,343
	Personal Products – 4.1%
1,741	Herbalife Nutrition Ltd. (a)	82,993
903	Medifast, Inc.	98,951
		181,944
	Total Investments – 99.9%	4,417,775
	(Cost $4,353,973) (b)
	Net Other Assets and Liabilities – 0.1%	4,424
	Net Assets – 100.0%	$4,422,199

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $115,191 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,389. The net unrealized appreciation was $63,802.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,417,775	$ 4,417,775	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Electric Utilities – 7.9%
10,267	OGE Energy Corp.	$456,574
	Energy Equipment & Services – 5.2%
5,107	Baker Hughes Co.	130,892
646	Halliburton Co.	15,808
343	Helmerich & Payne, Inc.	15,583
6,577	Nabors Industries Ltd.	18,942
601	National Oilwell Varco, Inc.	15,055
1,516	Patterson-UTI Energy, Inc.	15,918
1,732	Schlumberger Ltd.	69,626
2,721	Transocean Ltd. (a)	18,720
		300,544
	Oil, Gas & Consumable Fuels – 86.7%
6,809	Antero Resources Corp. (a)	19,406
608	Apache Corp.	15,559
850	Cabot Oil & Gas Corp.	14,798
3,713	Callon Petroleum Co. (a)	17,934
3,567	Cheniere Energy, Inc. (a)	217,837
22,761	Chesapeake Energy Corp. (a)	18,791
3,687	Chevron Corp.	444,320
295	Cimarex Energy Co.	15,485
186	Concho Resources, Inc.	16,288
3,602	ConocoPhillips	234,238
438	Continental Resources, Inc.	15,023
6,294	Delek US Holdings, Inc.	211,038
9,864	Devon Energy Corp.	256,168
175	Diamondback Energy, Inc.	16,250
191	EOG Resources, Inc.	15,998
1,552	EQT Corp.	16,917
3,169	Exxon Mobil Corp.	221,133
3,171	Hess Corp.	211,854
4,189	HollyFrontier Corp.	212,424
22,022	Kinder Morgan, Inc.	466,206
1,163	Marathon Oil Corp.	15,793
3,561	Marathon Petroleum Corp.	214,550
9,384	Murphy Oil Corp.	251,491
653	Noble Energy, Inc.	16,220
5,791	Oasis Petroleum, Inc. (a)	18,879
351	Occidental Petroleum Corp.	14,465
3,039	ONEOK, Inc.	229,961
905	Parsley Energy, Inc., Class A	17,114
4,015	PBF Energy, Inc., Class A	125,951
3,764	Phillips 66	419,347
106	Pioneer Natural Resources Co.	16,045
4,144	QEP Resources, Inc.	18,648
3,882	Range Resources Corp.	18,828
1,630	SM Energy Co.	18,321
114,685	Southwestern Energy Co. (a)	277,538
371	Targa Resources Corp.	15,148
4,523	Valero Energy Corp.	423,579
2,958	Whiting Petroleum Corp. (a)	21,712
9,504	Williams (The) Cos., Inc.	225,435
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,377	WPX Energy, Inc. (a)	$18,920
		5,035,612
	Total Investments – 99.8%	5,792,730
	(Cost $6,126,344) (b)
	Net Other Assets and Liabilities – 0.2%	12,616
	Net Assets – 100.0%	$5,805,346

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $96,155 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $429,769. The net unrealized depreciation was $333,614.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,792,730	$ 5,792,730	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 25.9%
4,164	AbbVie, Inc.	$368,681
7,603	Alkermes PLC (a)	155,101
15,250	Amicus Therapeutics, Inc. (a)	148,535
1,948	Blueprint Medicines Corp. (a)	156,054
3,112	Esperion Therapeutics, Inc. (a)	185,569
6,253	Heron Therapeutics, Inc. (a)	146,945
13,296	Ironwood Pharmaceuticals, Inc. (a)	176,970
1,444	Madrigal Pharmaceuticals, Inc. (a)	131,563
8,677	Medicines (The) Co. (a)	737,024
1,033	Sage Therapeutics, Inc. (a)	74,572
9,553	Vanda Pharmaceuticals, Inc. (a)	156,765
		2,437,779
	Health Care Equipment & Supplies – 4.0%
4,275	Abbott Laboratories	371,327
	Pharmaceuticals – 70.0%
12,831	Bristol-Myers Squibb Co.	823,622
7,026	Catalent, Inc. (a)	395,564
12,457	Corcept Therapeutics, Inc. (a)	150,730
3,113	Eli Lilly & Co.	409,141
31,460	Endo International PLC (a)	147,547
11,144	Horizon Therapeutics PLC (a)	403,413
27,099	Innoviva, Inc. (a)	383,722
2,417	Jazz Pharmaceuticals PLC (a)	360,810
5,314	Johnson & Johnson	775,153
8,380	Merck & Co., Inc.	762,161
8,510	Mylan N.V. (a)	171,051
3,458	Pacira BioSciences, Inc. (a)	156,647
3,120	Perrigo Co. PLC	161,179
18,967	Pfizer, Inc.	743,127
6,836	Supernus Pharmaceuticals, Inc. (a)	162,150
3,031	Zoetis, Inc.	401,153
3,345	Zogenix, Inc. (a)	174,375
		6,581,545
	Total Investments – 99.9%	9,390,651
	(Cost $8,294,075) (b)
	Net Other Assets and Liabilities – 0.1%	5,779
	Net Assets – 100.0%	$9,396,430

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,359,266 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $262,690. The net unrealized appreciation was $1,096,576.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,390,651	$ 9,390,651	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Commercial Services & Supplies – 3.8%
3,650	Copart, Inc. (a)	$331,931
	Diversified Consumer Services – 3.2%
11,155	H&R Block, Inc.	261,920
492	WW International, Inc. (a)	18,799
		280,719
	Entertainment – 0.3%
68	Netflix, Inc. (a)	22,003
	Food & Staples Retailing – 29.2%
1,084	Costco Wholesale Corp.	318,609
23,766	Kroger (The) Co.	688,976
8,067	Sysco Corp.	690,051
3,113	Walgreens Boots Alliance, Inc.	183,543
5,456	Walmart, Inc.	648,391
		2,529,570
	Health Care Providers & Services – 4.2%
242	AmerisourceBergen Corp.	20,575
4,316	CVS Health Corp.	320,635
147	McKesson Corp.	20,333
		361,543
	Internet & Direct Marketing Retail – 2.8%
12	Amazon.com, Inc. (a)	22,174
4,394	eBay, Inc.	158,667
490	Etsy, Inc. (a)	21,707
493	GrubHub, Inc. (a)	23,980
244	Stamps.com, Inc. (a)	20,379
		246,907
	Multiline Retail – 15.0%
1,725	Dollar General Corp.	269,065
233	Dollar Tree, Inc. (a)	21,914
1,069	Kohl’s Corp.	54,466
1,389	Macy’s, Inc.	23,613
8,511	Nordstrom, Inc.	348,355
325	Ollie’s Bargain Outlet Holdings, Inc. (a)	21,226
4,373	Target Corp.	560,662
		1,299,301
	Specialty Retail – 41.4%
135	Advance Auto Parts, Inc.	21,622
1,421	American Eagle Outfitters, Inc.	20,889
429	AutoZone, Inc. (a)	511,072
1,459	Bed Bath & Beyond, Inc.	25,241
3,510	Best Buy Co., Inc.	308,178
95	Burlington Stores, Inc. (a)	21,663
3,340	CarMax, Inc. (a)	292,818
223	Carvana Co. (a)	20,527
Shares	Description	Value

	Specialty Retail (Continued)
7,092	Dick’s Sporting Goods, Inc.	$350,983
172	Five Below, Inc. (a)	21,992
531	Foot Locker, Inc.	20,704
2,991	Gap (The), Inc.	52,881
1,473	Home Depot (The), Inc.	321,674
1,446	L Brands, Inc.	26,201
181	Lowe’s Cos., Inc.	21,676
673	O’Reilly Automotive, Inc. (a)	294,949
1,580	RH (a)	337,330
2,455	Ross Stores, Inc.	285,811
1,067	Tiffany & Co.	142,604
5,315	TJX (The) Cos., Inc.	324,534
225	Tractor Supply Co.	21,024
91	Ulta Beauty, Inc. (a)	23,036
829	Urban Outfitters, Inc. (a)	23,021
1,398	Williams-Sonoma, Inc.	102,669
		3,593,099
	Total Investments – 99.9%	8,665,073
	(Cost $7,832,790) (b)
	Net Other Assets and Liabilities – 0.1%	5,460
	Net Assets – 100.0%	$8,670,533

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $899,697 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $67,414. The net unrealized appreciation was $832,283.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,665,073	$ 8,665,073	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Communications Equipment – 1.5%
12,170	InterDigital, Inc.	$663,143
	Semiconductors & Semiconductor Equipment – 98.5%
17,657	Advanced Micro Devices, Inc. (a)	809,750
14,107	Analog Devices, Inc.	1,676,476
27,519	Applied Materials, Inc.	1,679,760
3,876	Broadcom, Inc.	1,224,894
5,181	Cabot Microelectronics Corp.	747,722
22,222	Cirrus Logic, Inc. (a)	1,831,315
15,636	Cree, Inc. (a)	721,601
67,343	Entegris, Inc.	3,373,211
9,928	Inphi, Corp. (a)	734,871
54,895	Intel Corp.	3,285,466
9,724	KLA Corp.	1,732,525
5,971	Lam Research Corp.	1,745,920
26,214	Marvell Technology Group Ltd.	696,244
56,232	Maxim Integrated Products, Inc.	3,458,830
7,977	Microchip Technology, Inc.	835,351
22,927	Micron Technology, Inc. (a)	1,233,014
6,504	MKS Instruments, Inc.	715,505
4,302	Monolithic Power Systems, Inc.	765,842
3,189	NVIDIA Corp.	750,372
32,196	ON Semiconductor Corp. (a)	784,938
30,579	Qorvo, Inc. (a)	3,554,197
8,274	QUALCOMM, Inc.	730,015
14,264	Semtech Corp. (a)	754,566
6,526	Silicon Laboratories, Inc. (a)	756,885
32,418	Skyworks Solutions, Inc.	3,918,688
25,457	Teradyne, Inc.	1,735,913
13,255	Texas Instruments, Inc.	1,700,484
7,450	Xilinx, Inc.	728,387
		42,682,742
	Total Investments – 100.0%	43,345,885
	(Cost $37,793,776) (b)
	Net Other Assets and Liabilities – 0.0%	13,444
	Net Assets – 100.0%	$43,359,329

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,674,474 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $122,365. The net unrealized appreciation was $5,552,109.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 43,345,885	$ 43,345,885	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Air Freight & Logistics – 10.8%
278	CH Robinson Worldwide, Inc.	$21,739
285	Expeditors International of Washington, Inc.	22,236
133	FedEx Corp.	20,111
178	United Parcel Service, Inc., Class B	20,837
590	XPO Logistics, Inc. (a)	47,023
		131,946
	Airlines – 34.6%
707	Alaska Air Group, Inc.	47,899
742	American Airlines Group, Inc.	21,281
1,702	Delta Air Lines, Inc.	99,533
5,061	JetBlue Airways Corp. (a)	94,742
846	Southwest Airlines Co.	45,667
546	Spirit Airlines, Inc. (a)	22,009
1,051	United Airlines Holdings, Inc. (a)	92,583
		423,714
	Auto Components – 11.7%
976	Adient PLC (a)	20,740
1,160	BorgWarner, Inc.	50,321
3,049	Goodyear Tire & Rubber (The) Co.	47,427
177	Lear Corp.	24,284
		142,772
	Automobiles – 13.9%
2,354	Ford Motor Co.	21,892
2,709	General Motors Co.	99,149
586	Harley-Davidson, Inc.	21,793
65	Tesla, Inc. (a)	27,192
		170,026
	Distributors – 8.1%
467	Genuine Parts Co.	49,610
1,382	LKQ Corp. (a)	49,337
		98,947
	Road & Rail – 20.7%
298	CSX Corp.	21,563
184	JB Hunt Transport Services, Inc.	21,488
640	Kansas City Southern	98,022
577	Knight-Swift Transportation Holdings, Inc.	20,680
110	Norfolk Southern Corp.	21,354
254	Old Dominion Freight Line, Inc.	48,204
Shares	Description	Value

	Road & Rail (Continued)
121	Union Pacific Corp.	$21,876
		253,187
	Total Investments – 99.8%	1,220,592
	(Cost $1,251,854) (b)
	Net Other Assets and Liabilities – 0.2%	2,287
	Net Assets – 100.0%	$1,222,879

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,279 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $52,541. The net unrealized depreciation was $31,262.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,220,592	$ 1,220,592	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.